Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Cash Flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net increase/(decrease) in cash, cash equivalents and restricted cash	$ 45,788	$ (104,036)	$ 23,553
Variable Interest Entity, Primary Beneficiary [Member]
Net cash provided by/ (used in) operating activities	(16,047)	7,548	(6,992)
Net cash provided by/(used in) investing activities	(5,001)	(7,925)	13,463
Net cash provided by financing activities	11,707	2,096	1,180
Net increase/(decrease) in cash, cash equivalents and restricted cash	$ (9,341)	$ 1,719	$ 7,651